Accounting Change - Turnaround Expenses - Effect of Turnaround Accounting Change on Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, plant and equipment, net of accumulated depreciation (including $2,414 and $2,528, respectively, of VIEs)	$ 2,430	$ 2,573
Other long-term assets	277	302
Total assets	4,000	3,953	$ 4,159
Long-term liabilities:
Deferred income taxes	380	413
Total long-term liabilities	1,561	1,586
CVR stockholders’ equity:
Additional paid-in-capital	1,474	1,197
Retained deficit	(187)	(208)
Total CVR stockholders’ equity	1,286	988
Noncontrolling interest	657	835
Total equity	1,943	1,823	$ 1,788	$ 1,677
Total liabilities and equity	4,000	3,953
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, plant and equipment, net of accumulated depreciation (including $2,414 and $2,528, respectively, of VIEs)	2,445	2,588
Other long-term assets	169	141
Total assets	3,907	3,807
Long-term liabilities:
Deferred income taxes	362	386
Total long-term liabilities	1,543	1,559
CVR stockholders’ equity:
Additional paid-in-capital	1,473	1,197
Retained deficit	(226)	(277)
Total CVR stockholders’ equity	1,246	919
Noncontrolling interest	622	785
Total equity	1,868	1,704
Total liabilities and equity	3,907	3,807
Effect of Policy Change | Turnaround Expenses Policy
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, plant and equipment, net of accumulated depreciation (including $2,414 and $2,528, respectively, of VIEs)	(15)	(15)
Other long-term assets	108	161
Total assets	93	146
Long-term liabilities:
Deferred income taxes	18	27
Total long-term liabilities	18	27
CVR stockholders’ equity:
Additional paid-in-capital	1	0
Retained deficit	39	69
Total CVR stockholders’ equity	40	69
Noncontrolling interest	35	50
Total equity	75	119
Total liabilities and equity	$ 93	$ 146